Accounting Standards Update ("ASU")	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accounting Standards Update ("ASU")
3. Accounting Standards Updates (“ASU”)
Accounting Standards Recently Adopted
In August 2018, the FASB issued ASU No. 2018-15, “Intangibles—Goodwill and Other—Internal-Use Software: Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That Is a Service Contract.” The amendments in this update align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The update requires an entity to determine which implementation costs to capitalize as an asset related to the service contract and subsequently expense over the term of the hosting arrangement, versus which costs to expense as activities are performed. In addition, the update provides specific guidance regarding the income statement, cash flow statement, and balance sheet presentation of amounts recognized for, payments of, and prepayments attributable to capitalized implementation costs, respectively. This ASU can be applied on a prospective or retrospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2020, and for interim periods beginning after December 15, 2021. The update also permits early adoption, including adoption in any interim period. The Company adopted the guidance on January 1, 2021. Adoption of the standard did not have a material impact to the consolidated financial statements.
Accounting Standards Recently Issued But Not Yet Adopted
In February 2016, the FASB issued ASU 2016-02 “Leases”. The amendments in this update require the recognition of lease assets and lease liabilities on the balance sheet, as well as certain qualitative disclosures regarding leasing arrangements. The guidance requires the use of the modified retrospective method, with the cumulative effect of initially applying these updates recognized at the date of initial application. The guidance was effective for public business entities for annual periods, including interim periods within those fiscal years, beginning after December 15, 2018, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022, with early adoption permitted. As of December 31, 2021, the Company holds emerging growth company status, as such it is permitted to present the impact of the new guidance in its annual statement as of December 31, 2022 and interim statements thereafter. The Company is currently in the process of evaluating the adoption impact but expects the adoption of the standard to have a material impact to the consolidated balance sheets, since the Company will be required to report operating leases in the consolidated balance sheets for the first time. The Company is in the early stages of its adoption efforts and cannot yet reasonably estimate the impact to the consolidated financial statements.
In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. The amendments in this update are primarily for entities holding financial assets and net investment leases measured under an incurred loss impairment methodology. A new methodology must be adopted to reflect expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates, which would include losses on trade accounts receivable. This ASU requires modified retrospective application. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2019, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2022, including interim periods therein. The Company is currently in the planning stage and will adopt the guidance on January 1, 2023. The Company has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): “Simplifying the Accounting for Income Taxes”. The amendments in this update are intended to simplify various aspects related to accounting for income taxes. This ASU removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. This ASU can be applied on a retrospective, modified retrospective or prospective basis. The guidance is effective for all public business entities for fiscal years beginning after December 15, 2020, including interim periods therein. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2021, and for interim periods beginning after December 15, 2022. Early adoption is also permitted. As of December 31, 2021, the Company holds emerging growth company status, as such it is permitted to present the impact of the new guidance in its annual statement as of December 31, 2022 and interim statements thereafter. The Company is currently in the process of evaluating the adoption impact and has not yet determined the potential impact, if any, that this guidance will have on its consolidated financial statements.
In August 2020, the FASB issued ASU No. 2020-06, “Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40)—Accounting For Convertible Instruments and Contracts in an Entity’s Own Equity”. The amendments in this update address issues identified as a result of the complexity associated with applying GAAP to certain financial instruments with characteristics of liabilities and equity. This ASU can be applied on a prospective basis. The guidance is effective for public business entities that are not smaller reporting companies for fiscal years beginning after December 15, 2021, including interim periods therein, with early adoption permitted. For all other entities, the guidance is effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years, with early adoption permitted. The Company is currently in the planning stage and expects to adopt the guidance on January 1, 2024. The Company has not yet determined the potential impact, if any, that adoption will have on its consolidated financial statements.
In May 2021, the FASB issued ASU 2021-04, “Earnings per Share (Topic 260), Debt-Modifications and Extinguishments (Subtopic 470-50), Compensation-Stock Compensation (Topic 718), and Derivatives and Hedging-Contracts in Entity’s Own Equity (Subtopic 815-40)”, which clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified upon modification or exchange. This ASU is effective for all entities for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. An entity should apply the amendments prospectively to modifications or exchanges occurring on or after the effective date of the amendments. Early adoption is permitted for all entities, including adoption in an interim period. The Company adopted this guidance as of January 1, 2022 and this guidance is not expected to impact the Company unless it modifies or exchanges freestanding financial instruments within the scope of the guidance subsequent to adoption.